COMMITMENTS AND CONTINGENCIES (Contractual Obligations) (Details) (USD $) In Millions, unless otherwise specified	Aug. 31, 2013
Contractual Obligations [Line Items]
Total	$ 7,861
2014	1,998
2015	565
2016	834
2017	447
2018	740
2019 beyond	3,167
Total Debt, including Capital Lease Obligations [Member]
Contractual Obligations [Line Items]
Total	2,112
2014	51
2015	15
2016	309
2017	1
2018	301
2019 beyond	1,435
Interest Payments Relating to Long-Term Debt And Capital Lease Obligations [Member]
Contractual Obligations [Line Items]
Total	1,471	[1]
2014	92	[1]
2015	92	[1]
2016	92	[1]
2017	84	[1]
2018	84	[1]
2019 beyond	1,027	[1]
Operating Lease Obligations [Member]
Contractual Obligations [Line Items]
Total	508
2014	113
2015	85
2016	71
2017	59
2018	53
2019 beyond	127
Uncompleted additions to property [Member]
Contractual Obligations [Line Items]
Total	112
2014	84
2015	3
2016	25
2017	0
2018	0
2019 beyond	0
Commitments to purchase inventories [Member]
Contractual Obligations [Line Items]
Total	2,474
2014	1,441
2015	271
2016	251
2017	225
2018	227
2019 beyond	59
Commitments to purchase breeding research [Member]
Contractual Obligations [Line Items]
Total	660
2014	55
2015	55
2016	55
2017	55
2018	55
2019 beyond	385
R and D alliances and joint venture obligations [Member]
Contractual Obligations [Line Items]
Total	133
2014	41
2015	23
2016	20
2017	17
2018	14
2019 beyond	18
Other purchase obligations [Member]
Contractual Obligations [Line Items]
Total	8
2014	6
2015	1
2016	1
2017	0
2018	0
2019 beyond	0
Postretirement liabilities [Member]
Contractual Obligations [Line Items]
Total	92	[2]
2014	92	[2]
2015	0	[2]
2016	0	[2]
2017	0	[2]
2018	0	[2]
2019 beyond	0	[2]
Unrecognized tax benefits [Member]
Contractual Obligations [Line Items]
Total	110	[3]
2014	0	[3]
2015	0	[3]
2016	0	[3]
2017	0	[3]
2018	0	[3]
2019 beyond	0	[3]
Other liabilities [Member]
Contractual Obligations [Line Items]
Total	181
2014	23
2015	20
2016	10
2017	6
2018	6
2019 beyond	$ 116

[1]	For variable rate debt, interest is calculated using the applicable rates as of Aug. 31, 2013.
[2]	Includes the company’s planned pension and other postretirement benefit contributions for 2014. The actual amounts funded in 2014 may differ from the amounts listed above. Contributions in 2015 through 2019 are excluded as those amounts are unknown. Refer to Note 18 — Postretirement Benefits — Pensions and Note 19 — Postretirement Benefits — Health Care and Other Postemployment Benefits — for more information.
[3]	Unrecognized tax benefits relate to uncertain tax positions recorded under the Income Taxes topic of the ASC. The company is unable to reasonably predict the timing of tax settlements, as tax audits can involve complex issues and the resolution of those issues may span multiple years, particularly if subject to negotiation or litigation. See Note 14 — Income Taxes — for more information.